Consolidated statements of operations and comprehensive loss (Details 4) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Foreign exchange result	€ (776,512)	€ 694,944	€ 5,626,071
Foreign Exchange Expense
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Foreign exchange result	(4,433,435)	(2,684,700)	(2,623,782)
Foreign Exchange Income
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Foreign exchange result	€ 3,656,922	€ 3,379,644	€ 8,249,853